Long-Term Debt (Details) - USD ($) $ in Millions		Jul. 06, 2017	Jul. 03, 2017	Apr. 15, 2017	Feb. 23, 2017	Feb. 01, 2017	Dec. 31, 2017	Sep. 30, 2017	Jun. 05, 2017	Apr. 03, 2017	Dec. 31, 2016	Jan. 22, 2016
Debt Instrument [Line Items]
Debt issuance costs							$ (96)				$ (90)
Net unamortized debt premium (discount)			$ (3)		$ (30)		(6)				107
Long-term debt, including current portion							16,497				18,470
Long-term debt due within one year							(501)				(785)
Long-term debt							15,996				17,685
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount					$ 750
Long-term debt interest rate					6.125%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 1,400
Long-term debt interest rate			4.875%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt							1,450				0
Long-term debt interest rate									3.75%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 850
Transcontinental Gas Pipe Line Company, LLC [Member]
Debt Instrument [Line Items]
Other financing obligation							231	$ 237			0
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 250				250
Long-term debt interest rate							6.05%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.08% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 8				8
Long-term debt interest rate							7.08%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.25% Debentures due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 200				200
Long-term debt interest rate							7.25%
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,000				1,000
Long-term debt interest rate							7.85%					7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 5.4% Senior Unsecured Notes due 2041 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 375				375
Long-term debt interest rate							5.40%
Transcontinental Gas Pipe Line Company, LLC [Member] | 4.45% Senior Unsecured Notes due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 400				400
Long-term debt interest rate							4.45%
Northwest Pipeline LLC [Member] | 6.05% Senior Unsecured Notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 250				250
Long-term debt interest rate							6.05%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				$ 185
Long-term debt							$ 0				$ 185
Long-term debt interest rate				5.95%							5.95%
Northwest Pipeline LLC [Member] | 7.125% Debentures due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 85				$ 85
Long-term debt interest rate							7.125%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 250				0
Long-term debt interest rate							4.00%			4.00%
Williams Partners L.P. [Member]
Debt Instrument [Line Items]
Credit facility loans	[1]						$ 0
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount						$ 600
Long-term debt							0				$ 600
Long-term debt interest rate						7.25%					7.25%
Williams Partners L.P. [Member] | 5.25% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,500				$ 1,500
Long-term debt interest rate							5.25%
Williams Partners L.P. [Member] | 4.125% Senior Unsecured Notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 600				600
Long-term debt interest rate							4.125%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 500				500
Long-term debt interest rate							4.00%
Williams Partners L.P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,250				1,250
Long-term debt interest rate							3.60%
Williams Partners L.P. [Member] | 3.35% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 750				750
Long-term debt interest rate							3.35%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 0				$ 750
Long-term debt interest rate											6.125%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 600				$ 600
Long-term debt interest rate							4.50%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 0				$ 1,400
Long-term debt interest rate											4.875%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,000				$ 1,000
Long-term debt interest rate							4.30%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 750				750
Long-term debt interest rate							4.875%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 750				750
Long-term debt interest rate							3.90%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 750				750
Long-term debt interest rate							4.00%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate							3.75%
Williams Partners L.P. [Member] | 6.3% Senior Unsecured Notes due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,250				1,250
Long-term debt interest rate							6.30%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 400				400
Long-term debt interest rate							5.80%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 500				500
Long-term debt interest rate							5.40%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 500				500
Long-term debt interest rate							4.90%
Williams Partners L.P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 1,000				1,000
Long-term debt interest rate							5.10%
Williams Partners L.P. [Member] | Variable Interest Term Loan due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt							$ 0				$ 850

[1]	In managing our available liquidity, we do not expect a maximum outstanding amount in excess of the capacity of our credit facility inclusive of any outstanding amounts under our commercial paper program.